Equity (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Accumulated Gain	$ 2,280,302	$ 329,468	$ (701,062)
Share-based payments reserve	1,140,294	947,481	765,639
Total attributable to shareholders of the parent company	3,420,596	1,276,949	64,577
Total accumulated gains	$ 3,420,596	$ 1,276,949	$ 64,577